Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of provisions for income tax expenses
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current tax expense	26,464	22,550	42,863	7,080
Deferred tax benefit	(11,318)	(5,573)	(5,275)	(871)
Income tax expense	15,146	16,977	37,588	6,209

Components of income before tax and income tax expenses for PRC and non-PRC operations
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Income arising from PRC operations	155,625	103,168	292,333	48,289
(Loss)/profit arising from non-PRC operations	(38,004)	21,168	23,278	3,845
Income before tax	117,621	124,336	315,611	52,134
Income tax expense relating to PRC operations	15,122	16,961	37,573	6,207
Income tax expense relating to non-PRC operations	24	16	15	2
Income tax expense	15,146	16,977	37,588	6,209
Effective tax rate for PRC operations	9.7%	16.4%	12.9%	12.9%

Reconciliation of differences between statutory tax rate and effective tax rate
	For the Years Ended December 31,
	2011	2012	2013
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.4)	(5.8)	(1.5)
Change in valuation allowance	(0.7)	1.0	1.1
Effect of preferential tax benefits	(13.5)	(6.1)	(13.2)
Uncertain tax positions	1.3	2.4	1.4
Others	—	(0.1)	0.1
Effective income tax rate	9.7	16.4	12.9

Combined effects of income tax expense exemption and reduction
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Preferential tax rate effect	20,950	6,281	38,534	6,365
Basic net income per share effect	0.04	0.01	0.06	0.01

Tax effects of temporary differences, give rise to deferred tax assets
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	5,312	4,361	720
Accrued payroll and expense	12,192	18,418	3,043
Total current deferred tax assets	17,504	22,779	3,763
Deferred tax assets - non-current:
Net operating loss carryforward	1,743	5,569	920
Less: valuation allowance	(1,743)	(5,569)	(920)
Total non-current deferred tax assets, net	—	—	—

Movement of valuation allowance
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance as of January 1,	1,856	750	1,743	288
Current year addition	—	993	3,826	632
Current year reversal	(1,106)	—	—	—
Balance as of December 31,	750	1,743	5,569	920

Reconciliation of liabilities associated with uncertain tax positions
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance as of January 1,	3,483	5,504	7,996	1,321
Increase related to current year tax positions	2,021	2,492	4,235	699
Balance as of December 31,	5,504	7,996	12,231	2,020